Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net income (loss) for the year	$ (24,296)	$ (31,116)	$ (3,577)
Items not affecting cash:
Depreciation and amortization	5,719	5,067	410
Fair value change on derivatives	70	1,340	137
Fair value change of warrant liabilities	(1,111)	(3,575)
Fair value change of CVR liabilities	(713)	(7,195)
Fair value change of other liabilities due to non-controlling interest holders	38	(731)
Loss on investments		3,385	1,125
Other income related to tax equity			(33)
Recovery of receivable through shares settlement			(3,089)
Impairment loss	4,724	30,374	4,100
Accounts receivable write-offs	933	26	174
Inventory write-offs	1,856
Other income related to deferred government grants	(71)
Interest expense	4,210	3,724	92
Current tax (recovery) expense	(477)	953	2,962
Deferred tax (recovery) expense	(372)	(5,173)	(16)
Deferred fees on long-term debt		(534)
Loss on abandonment and disposal of assets	542	93
Lease modifications	(30)	(5)
Provisions		65
Share-based compensation	4,584	2,203	860
Changes in non-cash operating assets and liabilities	(5,447)	(10,625)	7,148
Interest paid	(3,320)	(2,904)
Income tax paid	333	(2,632)	(1,808)
Net cash flows from (used in) operating activities	(12,828)	(17,260)	8,485
Investing activities:
Increases in restricted cash	(381)	(6,214)
Capital expenditure refunds	246
Purchase of property, plant and equipment			(43)
Purchase of construction in progress	(9,422)	(8,255)	(7,689)
Purchase of short-term investments	(716)	(4,076)	(2,500)
Proceeds of short-term investments	1,106	4,530	8,130
Investment in SFF shares			(2,465)
Cash and restricted cash acquired on acquisition of SFF		9,887
Acquisition of Solar Alliance DevCo NCI			(94)
Proceeds from government grants	2,273
Net cash flows from (used in) investing activities	(6,894)	(4,128)	(4,661)
Financing activities:
Proceeds from issuance of common shares, net transaction costs	18,167	3,550	104
Net proceeds from share-based compensation exercised	211	62
Net proceeds from issuance of shelf prospectus shares		6,615
Proceeds from issuance of warrants		4,975
Proceeds from equity warrants granted		791
Proceeds from equity warrants exercised	671	176
Proceeds from long-term debt	7,066	10,091
Proceeds from short-term loans	4,810	6,189	1,252
Repayment of long-term debt	(4,938)	(4,354)	(479)
Repayment of short-term loans	(2,668)	(3,062)
Repayment of lease liabilities	(1,109)	(981)	(149)
Acquisition of non-controlling interests		(123)
Dividends paid to non-controlling interests holders	(6)
Net cash flows from (used in) in financing activities	22,204	23,929	728
Net increase/(decrease) in cash	2,482	2,541	4,552
Effect of changes in exchange rates on cash	624	(187)	(31)
Cash, beginning of year	7,624	5,270	749
Cash, end of year	$ 10,730	$ 7,624	$ 5,270